Taxation on Ordinary Activities - Additional Information (Details) £ in Millions	1 Months Ended	12 Months Ended
	Jul. 31, 2021 GBP (£)	Dec. 31, 2022 GBP (£) CorporateGroup	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)	Dec. 31, 2015 GBP (£)	Dec. 31, 2014 GBP (£)
Income Tax Disclosure [Line Items]
Interest related to adjusting tax payables		£ 36	£ 31	£ 11
Corporation tax rate		19.00%	19.00%	19.00%
Adjusting items in tax		£ (27)	£ (91)	£ (35)
Tax on adjusting items		(176)	(119)	(287)
Non-controlling interests' share of the adjusting items net of tax		5	6	8
Perpetual hybrid bonds £m
Income Tax Disclosure [Line Items]
Tax relief on issuance cost and coupon incurred		£ 11	5
Adjusting items which have been adjusted within net finance costs
Income Tax Disclosure [Line Items]
Interest related to adjusting tax payables			31	11
Interest on tax payables including FIIGLO
Income Tax Disclosure [Line Items]
Number of corporate groups in FII GLO | CorporateGroup		17
Litigation settlement amount ordered by court						£ 1,200
Litigation settlement amount, applying judgement	£ 300
Litigation settlement amount received					£ 1,224
Tax on litigation settlement					£ 261
Tax rate on litigation settlement					45.00%
Litigation settlement amount received after tax		£ 900			£ 963
Interim repayment made on litigation settlement		50
Interest on tax payables including FIIGLO | Adjusting items which have been adjusted within net finance costs
Income Tax Disclosure [Line Items]
Interest related to adjusting tax payables		£ 33	£ 20	£ 21